Asbestos - Additional Information (Detail)	1 Months Ended				6 Months Ended		12 Months Ended
	Apr. 03, 2012 USD ($)	Apr. 03, 2012 AUD	Feb. 17, 2012 USD ($)	Feb. 17, 2012 AUD	Jun. 30, 2012 USD ($) M	Jun. 30, 2012 AUD M	Mar. 31, 2013 USD ($)	Mar. 31, 2013 AUD	Mar. 31, 2012 USD ($)	Jul. 02, 2012 USD ($)	Jul. 02, 2012 AUD	Apr. 02, 2012 USD ($)	Apr. 02, 2012 AUD	Mar. 31, 2012 AUD
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Contribution to AICF							$ 184,100,000	177,500,000		$ 45,400,000	45,200,000	$ 138,700,000	132,300,000	132,300,000
Restricted cash and cash equivalents related to early contribution to AICF									138,700,000
Adjusted net cash used by operating activities - AFFA							29,400,000	28,200,000
Insurance receivable							6,000,000
Amounts offset against income tax payable							25,600,000	24,800,000	23,100,000
Unfavorable effect of foreign currency exchange in income taxes payable							700,000
Provision for asbestos-related education and medical research contribution							1,900,000		2,300,000
Net asset of AICF							300,000
AICF invested excess cash in time deposits					106,500,000	105,000,000	106,500,000	105,000,000
Fixed interest rate					5.10%	5.10%
Maturity period					6	6
AICF's short-term investments available-for-sale resulting for mark-to-market fair value adjustment							900,000	900,000
Discounted (but inflated) central estimate of asbestos liability							1,800,000,000	1,700,000,000
Undiscounted (but inflated) central estimate of asbestos liability							2,600,000,000	2,500,000,000
Expected insurance recoveries included in undiscounted central estimate of asbestos liability							357,300,000	342,900,000
Credit risk allowance for insurance							28,600,000	27,400,000
Subrogation recoveries from other third parties							54,900,000	52,700,000
Discounted (but inflated) central estimate lower range value							1,100,000,000	1,100,000,000
Discounted (but inflated) central estimate high range value							2,700,000,000	2,600,000,000
Undiscounted (but inflated) central estimate lower range value							1,700,000,000	1,600,000,000
Undiscounted (but inflated) central estimate high range value							4,400,000,000	4,200,000,000
Change in estimated peak year							5 years	5 years
Potential increase in discounted central estimate							45.00%	45.00%
Secured standby loan facility maximum borrowing capacity							333,400,000	320,000,000
Discounted value of insurance policies							225,400,000	216,300,000
Amount available for insurance policies benefit adjustment								320,000,000
Secured standby loan facility maturity date							Nov. 01, 2030	Nov. 01, 2030
Percentage of borrowings from commonwealth							50.00%	50.00%
Rate of interest of benchmark bonds							6.00%	6.00%
Maturity date of benchmark bonds							May 01, 2020	May 01, 2020
Initial drawing under facility			32,000,000	29,700,000
Amount repaid under the facility	$ 32,000,000	29,700,000					$ 30,000,000	29,700,000